Reconciliation of Provision Income Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
PRC enterprise income tax rate	25.00%	25.00%	25.00%